INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets
Income tax	$ 1,263,795	$ 2,082,269	$ 1,701,382
Non-current assets
Income tax	0	0	95,565
Minimum presumed income tax	1,184	126,653	220,000
Total	1,184	126,653	315,565
Liabilities
Income tax	$ 142,028	$ 2,569	$ 29,788